Intangible Assets, Net (Details) ¥ in Millions	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2025 CNY (¥)
Intangible Assets, Net [Line Items]
Pledged land use right with a net book value	$ 6,164,781
Amortization expense	131,369	$ 139,710	$ 77,992
Land Use Right [Member]
Intangible Assets, Net [Line Items]
Pledged land use right with a net book value	$ 6,164,781			¥ 44.2